Fair Value (Details Narrative)	0 Months Ended	3 Months Ended
	Apr. 30, 2012 Number	Mar. 31, 2012 Number
Dividend yield	0.00%	0.00%
Expected volatility	6355.00%
Risk free rate	111.00%
Expected term	6 years 9 months 18 days
Minimum [Member]
Expected volatility		5542.00%
Risk free rate		21.00%
Expected term		1 year
Maximum [Member]
Expected volatility		6371.00%
Risk free rate		27.00%
Expected term		16 years